Right-of-use assets and lease liabilities - Maturity of undiscounted cash flows of lease liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Maturity analysis of the annual undiscounted cash flows for the lease liabilities
2026	¥ 730,968	$ 102,039
2027	504,447	70,418
2028	109,296	15,257
Total undiscounted lease payments	1,344,711	187,714
Less: Imputed interest	(152,744)	(21,322)
Lease liabilities recognized in the Consolidated Balance Sheet	¥ 1,191,967	$ 166,392
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent